UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$119,979,069
Cash	9,775,787
Cash denominated in foreign currencies (2)	86,509
Interest receivable	2,065,240
Subscriptions receivable	123,594
Unrealized appreciation on forward foreign currency contracts	1,097,850

Total assets	133,128,049

LIABILITIES:
Due to investment adviser	141,454
Redemptions payable	116,517
Unrealized depreciation on forward foreign currency contracts	4,891,140

Total liabilities	5,149,111

NET ASSETS	$127,978,938

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,549,094
Additional paid-in capital	131,844,617
Net unrealized depreciation on investments and forward foreign currency contracts	(2,393,027)
Overdistributed net investment income	(17,792,697)
Accumulated net realized gain on investments and forward foreign currency contracts	14,770,951

NET ASSETS	$127,978,938

NET ASSET VALUE PER OUTSTANDING SHARE	$8.26
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	15,490,943

(1) Cost of investments in securities:	$118,543,872
(2) Cost of cash denominated in foreign currencies:	121,443

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$2,400,699
Foreign withholding tax	(54,425)

Total income	2,346,274

EXPENSES:
Management fees	727,497

NET INVESTMENT INCOME	1,618,777

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	740,715
Net realized gain on forward foreign currency contracts	13,835,372
Change in net unrealized appreciation on investments	5,395,774
Change in net unrealized depreciation on forward foreign currency contracts	(16,636,857)

Net realized and unrealized gain on investments and forward foreign currency contracts	3,335,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,953,781

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,618,777	$3,724,876
Net realized gain on investments	740,715	2,558,373
Net realized gain on forward foreign currency contracts	13,835,372	3,841,743
Change in net unrealized appreciation (depreciation) on investments	5,395,774	(16,554,246)
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts	(16,636,857)	11,119,512

Net increase in net assets resulting from operations	4,953,781	4,690,258

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,445,429)	(26,626,073)
From net realized gains	0	(2,774,693)

Total distributions	(1,445,429)	(29,400,766)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	35,050,692	64,708,594
Reinvestment of distributions	1,445,429	29,400,766
Redemptions of shares	(18,655,379)	(97,358,864)

Net increase (decrease) in net assets resulting from share transactions	17,840,742	(3,249,504)

Total increase (decrease) in net assets	21,349,094	(27,960,012)

NET ASSETS:
Beginning of period	106,629,844	134,589,856

End of period (1)	$127,978,938	$106,629,844
	0	0
OTHER INFORMATION:

SHARES:
Sold	4,338,341	6,037,502
Issued in reinvestment of distributions	175,416	3,650,072
Redeemed	(2,326,142)	(9,237,901)

Net increase	2,187,615	449,673

(1) Including overdistributed net investment income	$(17,792,697)	$(17,966,045)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$8.02		$10.47	$10.66	$9.98	$10.63	$10.47

Income from Investment Operations

Net investment income	0.29		1.22	1.24	0.67	0.60	0.25
Net realized and unrealized gain (loss)	0.04		(0.82)	0.19	0.78	(0.52)	0.25

Total Income From Investment Operations	0.33		0.40	1.43	1.45	0.08	0.50

Less Distributions

From net investment income	(0.09)		(2.59)	(1.24)	(0.74)	(0.54)	(0.25)
From net realized gains	0.00		(0.26)	(0.38)	(0.03)	(0.19)	(0.09)

Total Distributions	(0.09)		(2.85)	(1.62)	(0.77)	(0.73)	(0.34)

Net Asset Value, End of Period	$8.26		$8.02	$10.47	$10.66	$9.98	$10.63

Total Return ±	4.17%	^	4.45%	13.57%	14.85%	0.62%	4.84%

Net Assets, End of Period ($000)	$127,979		$106,630	$134,590	$264,556	$245,696	$226,930

Ratio of Expenses to Average Net Assets	1.30%	*	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to Average Net Assets	2.89%	*	2.77%	1.98%	3.09%	1.95%	2.00%

Portfolio Turnover Rate	16.52%	^	61.73%	33.83%	46.42%	246.45%	245.82%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income.  The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.

Description		Level 1	Level 2	Level 3	Total
Assets
Bonds		$-	$112,532,971	$-	$112,532,971
Short-term investments		-	7,446,098	-	7,446,098
Liabilities
Other financial instruments*	-	(3,793,290)	-	(3,793,290)
Total		$-	$116,185,779	$-	$116,185,779

*Other financial instruments include forward foreign currency contracts.  Forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of June 30, 2009.

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2009:

		Other financial
Description	Bonds	instruments	Total
Beginning Balance, January 1, 2009	$3,144,671	$4,210	$3,148,881
Total realized gain (or losses)	-	9,194	9,194
Total unrealized gain (or losses)	277,531	(460)	277,071
Purchases, sales and corporate actions	(3,758)	(12,944)	(16,702)
Transfers into (out of) Level 3	(3,418,444)	-	(3,418,444)
Ending Balance, June 30, 2009	$-	$-	$-

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2009 were $2,260,251, $2,019,246 and 1.58%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies.  A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

 Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $34,195,313 and $14,718,325 respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $414,230 and $0, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $120,195,966. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,429,778 and gross depreciation of securities in which there was an excess of tax cost over value of $8,646,675 resulting in net depreciation of $216,897.

5.      DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio may capture potential returns from currency realignments or  “hedge” an undesired currency exposure by entering into a currency forward contract (combined with an underlying investment in U.S. Treasury Bills) to gain the same exposure as buying a short term local currency bond.  The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of June 30, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$1,097,850	Unrealized depreciation on forward foreign currency contracts	$4,891,140

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Forward Foreign Currency Contracts	Net realized gain on forward foreign currency contracts	$13,835,372	Change in net unrealized depreciation on forward foreign currency contracts	$(16,636,857)

As of June 30, 2009, the Portfolio held the following forward foreign currency contracts:

			Net
			Unrealized
	Delivery	Settlement	Appreciation
	Value	Date	(Depreciation)
Long Contracts:
Australian Dollar (Chinese Renminbi)	765,387	October 2009	(99,639)
Australian Dollar (Russian Ruble)	2,828,084	September 2009	102,806
Australian Dollar (U.S. Dollar)	494,500	March 2010	(54,052)
Australian Dollar (Vietnamese Dong)	415,932	October 2009	(53,203)
Brazilian Real (U.S. Dollar)	2,630,000	August 2009	(167,050)
Euro Dollar (Chinese Renminbi)	1,667,940	September 2009	92,607
Euro Dollar (Chinese Renminbi)	1,412,740	October 2009	(63,556)
Euro Dollar (Chinese Renminbi)	324,307	December 2009	(30,816)
Euro Dollar (Japanese Yen)	57,777,500	July 2009	100,189
Euro Dollar (Japanese Yen)	293,532,200	August 2009	449,989
Euro Dollar (Malaysian Ringgit)	10,507,082	July 2009	1,024,755
Euro Dollar (Malaysian Ringgit)	257,883	August 2009	33,446
Euro Dollar (Malaysian Ringgit)	453,849	September 2009	2,519
Euro Dollar (Polish Zloty)	4,314,526	September 2009	208,116
Euro Dollar (Russian Ruble)	479,000	July 2009	80,100
Euro Dollar (Singapore Dollar)	1,987,359	July 2009	39,193
Euro Dollar (Swedish Krona)	1,351,618	September 2009	38,130
Euro Dollar (Swedish Krona)	4,906,943	December 2009	(645,855)
Euro Dollar (Swedish Krona)	877,699	June 2010	1,106
Euro Dollar (Taiwanese Dollar)	14,734,324	July 2009	8,198
Euro Dollar (U.S. Dollar)	4,268,308	July 2009	422,104
Mexican Peso (Russian Ruble)	2,296,263	September 2009	44,474
Mexican Peso (U.S. Dollar)	4,158,022	July 2009	44,912
Mexican Peso (U.S. Dollar)	6,141,123	December 2009	172,115
Mexican Peso (U.S. Dollar)	1,789,365	January 2010	210,477
Mexican Peso (U.S. Dollar)	470,239	February 2010	77,821
Mexican Peso (Vietnamese Dong)	33,297,776	September 2009	662,966
New Zealand Dollar (Indonesian Rupiah)	5,504,526	August 2009	491,546
New Zealand Dollar (Russian Ruble)	2,505,657	August 2009	138,671
New Zealand Dollar (U.S. Dollar)	2,585,210	July 2009	(227,522)
New Zealand Dollar (U.S. Dollar)	11,813,827	August 2009	(830,755)
New Zealand Dollar (U.S. Dollar)	2,841,311	November 2009	(68,460)
New Zealand Dollar (U.S. Dollar)	2,473,157	December 2009	(55,371)
New Zealand Dollar (U.S. Dollar)	6,904,073	February 2010	(914,718)
New Zealand Dollar (Vietnamese Dong)	776,489	August 2009	42,832
Polish Zloty (Euro Dollar)	4,704,873	September 2009	(1,586,408)
Singapore Dollar (U.S. Dollar)	7,171,000	January 2010	(171,980)
Singapore Dollar (U.S. Dollar)	8,511,800	February 2010	(223,786)
Singapore Dollar (U.S. Dollar)	8,692,000	March 2010	(318,610)
South Korean Won (U.S. Dollar)	5,385,330	August 2009	(832,562)
South Korean Won (U.S. Dollar)	522,059	February 2010	35,263
South Korean Won (U.S. Dollar)	6,523,771	March 2010	180,203
Swiss Franc (Euro Dollar)	306,632	October 2009	(19,240)
Swiss Franc (Euro Dollar)	625,043	November 2009	(36,573)

Short Contracts:
Chilean Peso (U.S. Dollar)	723,220,000	January 2010	208,771
Chilean Peso (U.S. Dollar)	1,361,960,000	February 2010	325,377
Chilean Peso (U.S. Dollar)	660,660,000	March 2010	162,360
Chilean Peso (U.S. Dollar)	770,709,000	May 2010	95,096
Chilean Peso (U.S. Dollar)	39,240,000	June 2010	4,141
Chinese Renminbi (Australian Dollar)	3,574,844	October 2009	476
Chinese Renminbi (Euro Dollar)	16,125,300	September 2009	3,346
Chinese Renminbi (Euro Dollar)	13,218,780	October 2009	3,886
Chinese Renminbi (Euro Dollar)	2,158,000	December 2009	3,730
Chinese Renminbi (U.S. Dollar)	3,282,000	October 2009	7,303
Chinese Renminbi (U.S. Dollar)	26,605,449	December 2009	148,624
Chinese Renminbi (U.S. Dollar)	9,189,000	February 2010	50,264
Euro Dollar (Polish Zloty)	15,910,000	September 2009	(129,952)
Euro Dollar (Swiss Franc)	446,487	October 2009	(838)
Euro Dollar (Swiss Franc)	913,000	November 2009	2,475
Indian Rupee (U.S. Dollar)	111,424,000	April 2010	109,950
Indian Rupee (U.S. Dollar)	105,300,000	June 2010	(12,209)
Indonesian Rupiah (New Zealand Dollar)	36,972,623,505	August 2009	(462,799)
Japanese Yen (Euro Dollar)	463,611	July 2009	50,625
Japanese Yen (Euro Dollar)	2,353,806	August 2009	255,064
Malaysian Ringgit (Euro Dollar)	32,554,600	July 2009	(706,343)
Malaysian Ringgit (Euro Dollar)	1,278,014	August 2009	(26,558)
Malaysian Ringgit (Euro Dollar)	2,220,000	September 2009	(15,992)
Malaysian Ringgit (U.S. Dollar)	8,782,659	July 2009	(7,299)
Malaysian Ringgit (U.S. Dollar)	10,338,681	November 2009	79,323
Malaysian Ringgit (U.S. Dollar)	5,137,515	December 2009	2,664
Malaysian Ringgit (U.S. Dollar)	3,439,284	February 2010	26,954
Malaysian Ringgit (U.S. Dollar)	2,220,463	April 2010	11,521
Malaysian Ringgit (U.S. Dollar)	4,135,000	June 2010	5,450
Mexican Peso (U.S. Dollar)	37,871,000	March 2010	416,662
Polish Zloty (Euro Dollar)	14,590,000	September 2009	(1,740,452)
Russian Ruble (Australian Dollar)	59,220,488	September 2009	(508,694)
Russian Ruble (Euro Dollar)	17,651,150	July 2009	(192,640)
Russian Ruble (Mexican Peso)	5,490,824	September 2009	(42,501)
Russian Ruble (New Zealand Dollar)	42,008,769	August 2009	(390,674)
Russian Ruble (U.S. Dollar)	10,028,000	October 2009	11,428
Singapore Dollar (Euro Dollar)	1,006,024	July 2009	30,465
Swedish Krona (Euro Dollar)	13,000,000	September 2009	(254,809)
Swedish Krona (Euro Dollar)	50,522,868	December 2009	328,918
Swedish Krona (Euro Dollar)	9,747,000	June 2010	29,949
Taiwanese Dollar (Euro Dollar)	334,740	July 2009	14,739
U.S. Dollar (Euro Dollar)	2,741,690	July 2009	183,792
U.S. Dollar (Mexican Peso)	3,500,000	July 2009	40,493
U.S. Dollar (Mexican Peso)	33,195,102	December 2009	(74,460)
U.S. Dollar (Mexican Peso)	26,334,420	January 2010	(67,191)
U.S. Dollar (Mexican Peso)	7,217,000	February 2010	(19,537)
U.S. Dollar (South Korean Won)	5,800,000,000	August 2009	112,236
U.S. Dollar (South Korean Won)	710,000,000	February 2010	15,629
U.S. Dollar (South Korean Won)	8,540,529,000	March 2010	190,778
Vietnamese Dong (Australian Dollar)	5,122,022,512	October 2009	(29,515)
Vietnamese Dong (Mexican Peso)	55,864,687,236	September 2009	(301,185)
Vietnamese Dong (New Zealand Dollar)	9,409,877,826	August 2009	(46,513)

Net Depreciation			$(3,793,290)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Foreign Banks --- 3.78%
3,880,000	KfW Bankengruppe	2,533,825
NZD	6.38% February 17, 2015
31,651,000	Landwirtschaftliche Rentenbank	2,300,711
MXP	8.50% February 22, 2016
		$4,834,536

Foreign Governments --- 71.31%
4,535,000	Government of Argentina *	2,199,475
	1.68% August 3, 2012
6,470,000	Government of Argentina *	815,867
	1.68% August 3, 2009
375,000	Government of Australia	306,532
AUD	6.00% August 14, 2013
4,705,000	Government of Australia	3,794,406
AUD	6.00% July 14, 2009
750,000	Government of Australia	596,958
AUD	6.00% September 14, 2017
3,260,000	Government of Australia	2,692,713
AUD	6.00% May 1, 2012
3,070,000	Government of Australia †	2,019,246
NZD	7.13% September 18, 2017
3,450,000	Government of Australia	2,671,206
AUD	5.50% March 1, 2017
600,000	Government of Belgium	891,133
EUR	4.25% September 28, 2014
100,000	Government of Brazil	881,457
BRL	6.00% May 15, 2045
182,000	Government of Brazil	951,910
BRL	10.00% January 1, 2012
140,000	Government of Brazil	623,038
BRL	10.00% January 1, 2017
284,000	Government of Brazil	2,585,383
BRL	6.00% May 15, 2015
1,320,000	Government of Brazil	6,878,416
BRL	10.00% January 1, 2014
4,100,000	Government of France	6,030,209
EUR	4.25% October 25, 2017
10,000,000,000	Government of Indonesia	999,625
IDR	11.50% September 15, 2019
2,400,000,000	Government of Indonesia	230,082
IDR	12.00% September 15, 2026
3,510,000,000	Government of Indonesia	370,146
IDR	12.90% June 15, 2022
25,300,000,000	Government of Indonesia	2,415,240
IDR	11.00% November 15, 2020
37,750,000,000	Government of Indonesia	3,761,757
IDR	10.75% May 15, 2016
815,000	Government of Iraq	515,488
	5.80% January 15, 2028
1,640,000	Government of Korea	1,776,940
	7.13% April 16, 2019
159,000,000	Government of Korea	123,452
KRW	5.00% September 10, 2016
2,720,980,000	Government of Korea	2,186,295
KRW	5.50% September 10, 2017
159,000,000	Government of Korea	128,457
KRW	5.25% September 10, 2012
11,840,000,000	Government of Korea	9,432,665
KRW	4.75% December 10, 2011
371,000,000	Government of Korea	295,613
KRW	4.75% March 10, 2012
5,466,850,000	Government of Korea	4,413,744
KRW	5.50% June 10, 2011
28,400,000	Government of Mexico	2,184,955
MXP	8.00% December 17, 2015
37,400,000	Government of Mexico	3,221,031
MXP	10.00% December 5, 2024
3,955,000	Government of Netherlands	5,907,227
EUR	4.50% July 15, 2017
9,280,000	Government of Peru	3,694,979
PEN	8.60% August 12, 2017
3,310,000	Government of Poland	1,025,917
PLN	4.75% April 25, 2012
18,305,000	Government of Poland	5,036,546
PLN	5.35% January 25, 2012
1,800,000	Government of Poland	537,249
PLN	5.75% September 23, 2022
4,761,600	Government of Russia	4,687,795
	7.50% March 31, 2030
220,000	Government of Venezuela	181,990
	10.75% September 19, 2013
2,000,000	Government of Venezuela	1,875,000
	5.38% August 7, 2010
1,100,000	Republic of Hungary	1,172,790
EUR	3.88% February 24, 2020
900,000	Republic of Hungary	1,153,499
EUR	5.75% June 11, 2018
		$91,266,431

Supranationals --- 6.15%
950,000	Corporacion Andina de Fomento	1,006,504
	8.13% June 4, 2019
4,340,000	European Investment Bank	2,868,212
NZD	6.50% September 10, 2014
1,300,000	Inter-American Development Bank	815,988
NZD	6.00% December 15, 2017
42,000,000	Inter-American Development Bank	2,490,354
MXP	7.50% December 5, 2024
1,000,000	International Bank for Reconstruction & Development	692,259
NZD	7.50% July 30, 2014
		$7,873,317

U.S. Municipal --- 6.69%
30,000	Alabama Public Housing Authority	29,497
	4.45% January 1, 2024
175,000	Bay Area Toll Authority California Toll Bridge	174,984
	5.50% April 1, 2043
160,000	Bexar County Hospital District	152,294
	5.00% February 15, 2032
140,000	Bexar County Texas	135,299
	5.25% August 15, 2047
700,000	Chicago Illinois Waterworks Revenue	750,596
	5.00% November 1, 2019
185,000	City of Seattle WA	185,572
	5.00% September 1, 2034
100,000	Commonwealth of Puerto Rico	97,433
	5.50% July 1, 2021
565,000	Florida Hurricane Catastrophe Fund Finance Corp	556,028
	4.25% July 1, 2014
550,000	Florida State Board of Education	538,180
	5.00% July 1, 2022
500,000	Florida State Board of Education	494,230
	5.00% July 1, 2021
500,000	Florida State Board of Education	495,000
	5.00% July 1, 2020
365,000	Hamilton County Ohio Sales Tax	358,558
	5.00% December 1, 2032
650,000	Illinois Finance Authority	657,312
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	213,458
	5.00% February 1, 2035
715,000	JEA Florida Water & Sewer System	636,071
	4.75% October 1, 2040
100,000	Metropolitan Atlanta Rapid Transit Authority	111,567
	5.00% July 1, 2019
500,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board	558,310
	5.00% October 1, 2018
215,000	Minneapolis Minnesota Health Care System	233,660
	6.50% November 15, 2038
355,000	New Jersey State Transportation Trust Fund Authority	369,030
	5.50% December 15, 2038
200,000	New York City Municipal Water Finance Authority	191,444
	4.75% June 15, 2033
150,000	North Carolina Eastern Municipal Power Agency	158,513
	5.25% January 1, 2019
350,000	Public Power Generation Agency	374,318
	5.00% January 1, 2019
400,000	Regional Transportation District	404,908
	5.00% December 1, 2021
120,000	State of California	100,429
	5.00% April 1, 2038
275,000	State of California	240,210
	5.13% April 1, 2033
100,000	State of New York	101,121
	5.00% April 1, 2026
50,000	State of Wisconsin	53,355
	5.00% May 1, 2021
180,000	Tarrant County Cultural Education Facilities Finance Corp	187,310
	6.25% July 1, 2028
		$8,558,687

TOTAL BONDS --- 87.93%		$112,532,971
(Cost $111,120,460)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

6,250,000	Fannie Mae	6,250,000
	0.01% July 1, 2009
6,500,000	KfW Bankengruppe	1,196,098
EGP	18.50% February 11, 2010

TOTAL SHORT-TERM INVESTMENTS --- 5.82%		$7,446,098
(Cost $7,423,412)

OTHER ASSETS & LIABILITIES --- 6.25%		$7,999,869

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%		$127,978,938
(Cost $118,543,872)

Legend

*	Represents the current interest rate for variable rate security.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

See Notes to Financial Statements.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egypt Pound
EUR	-	Euro Dollar
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
MXP	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peru Nuevo Sol
PLN	-	Polish Zloty

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
JUNE 30, 2009
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Argentina	3,015,342	2.51%
Australia	12,081,061	10.07%
Belgium	891,133	0.74%
Brazil	11,920,204	9.94%
European Community	3,560,471	2.97%
France	6,030,209	5.03%
Germany	6,030,634	5.03%
Hungary	2,326,289	1.94%
Indonesia	7,776,850	6.48%
Iraq	515,488	0.43%
Latin America	3,306,342	2.75%
Mexico	5,405,986	4.50%
Netherlands	5,907,227	4.92%
Peru	3,694,979	3.08%
Poland	6,599,712	5.51%
Russia	4,687,795	3.91%
South Korea	18,357,167	15.30%
United States	14,808,687	12.34%
Venezuela	3,063,494	2.55%
	119,979,070	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Global Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,041.72	$6.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.35	$6.51

*Expenses are equal to the Portfolio's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009